Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Aerospace & Defense (23.5%)
	General Electric Co.	1,239,178	401,196
	RTX Corp.	1,596,288	286,789
*	Boeing Co.	885,419	204,665
	Lockheed Martin Corp.	245,999	130,490
	Howmet Aerospace Inc.	475,529	122,805
	General Dynamics Corp.	273,033	94,693
	Northrop Grumman Corp.	160,035	90,209
*	Rocket Lab Corp.	617,026	88,531
	TransDigm Group Inc.	66,981	84,284
	L3Harris Technologies Inc.	221,537	69,824
*	Axon Enterprise Inc.	90,595	40,652
	Curtiss-Wright Corp.	43,786	32,735
	FTAI Aviation Ltd.	118,632	30,885
*	ATI Inc.	161,879	28,355
	Carpenter Technology Corp.	56,103	26,311
	Woodward Inc.	70,728	24,757
	HEICO Corp. Class A	89,849	23,344
	BWX Technologies Inc.	108,701	21,292
	Textron Inc.	206,607	18,958
	HEICO Corp.	50,859	17,708
	Huntington Ingalls Industries Inc.	46,667	14,381
*	Kratos Defense & Security Solutions Inc.	222,386	14,262
	Moog Inc. Class A	33,696	12,130
	Hexcel Corp.	89,392	8,027
*	AeroVironment Inc.	38,452	7,969
*	StandardAero Inc.	261,213	7,481
*	Mercury Systems Inc.	63,973	7,146
*	Intuitive Machines Inc.	146,230	6,409
	VSE Corp.	31,592	5,849
*	AAR Corp.	45,955	5,175
*	Archer Aviation Inc. Class A	750,080	5,108
*	Redwire Corp.	194,849	4,787
	Leonardo DRS Inc.	94,552	4,610
*	Karman Holdings Inc.	70,621	4,061
*	Firefly Aerospace Inc.	66,522	3,093
*	Astronics Corp.	34,903	3,037
*	V2X Inc.	34,229	2,845
*	Loar Holdings Inc.	38,682	2,494
*	Ducommun Inc.	15,995	2,435
*	Red Cat Holdings Inc.	156,085	2,263
	Cadre Holdings Inc.	37,973	1,183
*	Beta Technologies Inc. Class A	63,758	1,169
*	Voyager Technologies Inc. Class A	19,219	952
*	Satellogic Inc. Class A	97,354	926
	National Presto Industries Inc.	5,735	726
	Park Aerospace Corp.	20,495	653
*	Eve Holding Inc.	112,783	389
*	AerSale Corp.	40,219	265
*,1	Virgin Galactic Holdings Inc.	710	4
			1,968,312
Air Freight & Logistics (3.1%)
	FedEx Corp.	261,739	107,771
	United Parcel Service Inc. Class B (XNYS)	883,256	94,235
	CH Robinson Worldwide Inc.	139,810	24,977
	Expeditors International of Washington Inc.	157,758	24,924
*	GXO Logistics Inc.	136,064	6,818
	Hub Group Inc. Class A	70,002	2,908
*	Radiant Logistics Inc.	41,178	350

		Shares	Market Value ($000)
*	Forward Air Corp.	26,196	277
			262,260
Building Products (5.8%)
	Trane Technologies plc	262,500	118,466
	Johnson Controls International plc	725,898	97,314
	Carrier Global Corp.	891,893	56,965
	Lennox International Inc.	37,169	18,665
	Masco Corp.	240,886	16,922
	Carlisle Cos. Inc.	48,524	16,732
*	Modine Manufacturing Co.	59,458	16,583
	Allegion plc	102,276	13,303
	Owens Corning	95,280	11,988
	Advanced Drainage Systems Inc.	83,116	11,566
	AAON Inc.	82,447	11,559
*	Builders FirstSource Inc.	127,846	9,750
	Simpson Manufacturing Co. Inc.	48,818	9,263
	Zurn Elkay Water Solutions Corp.	178,866	8,407
	Armstrong World Industries Inc.	50,767	8,016
	A O Smith Corp.	133,231	7,557
	UFP Industries Inc.	67,316	5,453
	CSW Industrials Inc.	18,554	5,139
*	Trex Co. Inc.	123,172	5,099
*	Resideo Technologies Inc.	161,308	5,044
	Fortune Brands Innovations Inc.	127,972	4,983
	AZZ Inc.	33,590	4,552
*	Madison Air Solutions Corp. Class A	88,967	3,867
	Griffon Corp.	42,794	3,765
*	Hayward Holdings Inc.	251,503	3,549
*	Masterbrand Inc.	227,239	1,972
*	Gibraltar Industries Inc.	34,997	1,353
	Apogee Enterprises Inc.	24,867	955
	Quanex Building Products Corp.	49,572	923
*	Janus International Group Inc.	156,445	835
	Insteel Industries Inc.	21,893	602
*	JELD-WEN Holding Inc.	99,645	215
			481,362
Commercial Services & Supplies (5.0%)
	Waste Management Inc.	477,721	101,019
	Cintas Corp.	403,373	69,082
	Republic Services Inc.	238,157	47,736
	Waste Connections Inc. (XTSE)	273,186	40,710
*	Copart Inc.	1,057,093	34,641
	Veralto Corp.	291,361	23,959
*	Clean Harbors Inc.	59,665	16,768
	Rollins Inc.	342,763	16,315
	Tetra Tech Inc.	293,707	8,074
	MSA Safety Inc.	43,661	7,239
*	Casella Waste Systems Inc. Class A	74,279	6,103
	Brink's Co.	48,763	5,072
*	OPENLANE Inc.	126,057	4,803
	Brady Corp. Class A	50,495	4,347
	UniFirst Corp.	16,371	4,345
*	GEO Group Inc.	149,569	3,391
	ABM Industries Inc.	69,406	2,711
	Pitney Bowes Inc.	161,816	2,605
	HNI Corp.	80,254	2,503
*	CoreCivic Inc.	114,369	2,411
	Interface Inc.	67,540	1,999
*	Cimpress plc	17,994	1,773
*	Healthcare Services Group Inc.	81,750	1,684
*	Enviri Corp.	78,475	1,628
*	Vestis Corp.	117,384	1,517
	MillerKnoll Inc.	81,013	1,311
*	ACV Auctions Inc. Class A	196,153	1,289
	Deluxe Corp.	52,107	1,266
*	BrightView Holdings Inc.	83,513	1,032
*	Liquidity Services Inc.	27,581	999
*	Onterris Inc.	39,366	630
	Ennis Inc.	28,489	583

		Shares	Market Value ($000)
	ACCO Brands Corp.	105,764	419
*	Civeo Corp.	11,042	377
	Quad / Graphics Inc.	33,176	247
			420,588
Construction & Engineering (5.5%)
	Quanta Services Inc.	177,964	126,662
	Comfort Systems USA Inc.	41,730	76,291
	EMCOR Group Inc.	52,817	43,670
*	Sterling Infrastructure Inc.	35,493	30,554
*	MasTec Inc.	72,486	27,427
*	Dycom Industries Inc.	35,623	18,168
*	API Group Corp.	409,257	16,780
	Valmont Industries Inc.	23,165	12,041
	AECOM	153,244	10,631
	Argan Inc.	15,704	10,475
*	MYR Group Inc.	18,417	8,565
*	Everus Construction Group Inc.	55,967	8,326
	Primoris Services Corp.	64,271	8,084
*	Fluor Corp.	161,370	7,384
*	IES Holdings Inc.	10,647	7,222
	Arcosa Inc.	56,733	7,191
	Granite Construction Inc.	51,549	7,054
*	Construction Partners Inc. Class A	56,793	6,615
	WillScot Holdings Corp.	209,054	5,379
*	Legence Corp. Class A	63,846	5,346
	Tutor Perini Corp.	53,394	3,817
*	Centuri Holdings Inc.	101,597	3,123
*	Ameresco Inc. Class A	38,249	1,376
*	NWPX Infrastructure Inc.	11,059	1,305
*	Limbach Holdings Inc.	12,472	966
*	Orion Group Holdings Inc.	44,892	618
*	Bowman Consulting Group Ltd.	16,222	511
*	Matrix Service Co.	31,878	419
*	Concrete Pumping Holdings Inc.	27,679	216
			456,216
Electrical Equipment (13.9%)
	GE Vernova Inc.	319,660	309,533
	Eaton Corp. plc	460,150	184,336
	Vertiv Holdings Co. Class A	431,076	136,095
	Emerson Electric Co.	666,549	95,863
*	Bloom Energy Corp. Class A	320,216	91,262
	AMETEK Inc.	271,611	61,343
	Rockwell Automation Inc.	133,257	60,107
	nVent Electric plc	191,793	32,027
	Hubbell Inc.	62,889	29,785
*	Nextpower Inc. Class A	171,778	26,866
*	Generac Holdings Inc.	69,576	19,336
	Regal Rexnord Corp.	75,062	15,144
	Acuity Inc.	34,145	10,418
	EnerSys	43,698	9,962
	Powell Industries Inc.	34,569	9,832
*	Vicor Corp.	27,905	9,344
	Sensata Technologies Holding plc	172,956	8,542
*	Plug Power Inc.	1,572,601	6,212
*	Sunrun Inc.	270,988	4,531
*	NuScale Power Corp.	355,739	4,507
*	Eos Energy Enterprises Inc.	402,240	3,391
	Atkore Inc.	40,019	3,314
*	Amprius Technologies Inc.	146,097	2,963
*	American Superconductor Corp.	52,210	2,660
*	Shoals Technologies Group Inc. Class A	198,253	2,468
*	Babcock & Wilcox Enterprises Inc.	130,508	2,408
*	Thermon Group Holdings Inc.	39,044	2,387
*	Fluence Energy Inc.	100,262	1,893
*,1	Enovix Corp.	232,973	1,859
*	Array Technologies Inc.	181,379	1,647
*,1	NANO Nuclear Energy Inc.	49,378	1,426
*	FuelCell Energy Inc.	62,738	1,359
	Allient Inc.	16,154	1,279

		Shares	Market Value ($000)
	Preformed Line Products Co.	3,217	1,190
*	Hyliion Holdings Corp.	147,026	1,028
	LSI Industries Inc.	39,023	945
*	Energy Vault Holdings Inc.	144,164	728
*	Power Solutions International Inc.	10,235	427
*	SES AI Corp.	267,796	351
*	GrafTech International Ltd.	19,769	197
*	ChargePoint Holdings Inc.	25,607	194
*	Net Power Inc.	36,646	74
			1,159,233
Ground Transportation (7.9%)
	Union Pacific Corp.	604,053	158,648
*	Uber Technologies Inc.	2,114,047	148,829
	CSX Corp.	2,205,727	99,831
	Norfolk Southern Corp.	266,216	81,185
	Old Dominion Freight Line Inc.	222,512	50,098
*	XPO Inc.	135,796	29,094
	JB Hunt Transport Services Inc.	89,797	24,823
*	Saia Inc.	30,827	14,562
	Knight-Swift Transportation Holdings Inc.	187,767	14,201
	Ryder System Inc.	44,172	11,080
	Landstar System Inc.	40,259	8,330
*	Lyft Inc. Class A	452,931	6,391
	ArcBest Corp.	25,778	3,524
*	RXO Inc.	117,216	2,998
	Werner Enterprises Inc.	71,045	2,949
*	Avis Budget Group Inc.	12,629	2,221
	Schneider National Inc. Class B	60,214	2,128
	Marten Transport Ltd.	67,721	1,167
*,1	Hertz Global Holdings Inc.	149,029	805
	Heartland Express Inc.	50,558	758
	Covenant Logistics Group Inc.	18,101	719
	FTAI Infrastructure Inc.	131,436	586
			664,927
Industrial Conglomerates (3.3%)
	Honeywell International Inc.	753,919	179,327
	3M Co.	624,712	95,662
			274,989
Machinery (19.8%)
	Caterpillar Inc. (XNYS)	551,826	483,328
	Deere & Co.	288,315	156,319
	Parker-Hannifin Corp.	149,690	126,433
	Cummins Inc.	163,867	105,961
	Illinois Tool Works Inc.	324,673	80,285
	PACCAR Inc.	624,154	68,888
	Westinghouse Air Brake Technologies Corp.	201,822	52,708
	Dover Corp.	159,883	33,793
	Ingersoll Rand Inc. (XYNS)	464,658	33,288
	Otis Worldwide Corp.	461,053	32,661
	Xylem Inc.	288,400	31,591
	Snap-on Inc.	61,751	22,923
	ITT Inc.	106,056	20,681
	Fortive Corp.	337,996	19,712
*	RBC Bearings Inc.	33,738	19,297
	IDEX Corp.	88,053	18,564
	Nordson Corp.	62,877	18,066
	Lincoln Electric Holdings Inc.	63,356	16,377
	Mueller Industries Inc.	124,668	16,032
	Graco Inc.	196,639	14,836
	Stanley Black & Decker Inc.	184,391	14,644
	Pentair plc	191,536	13,568
*	SPX Technologies Inc.	57,988	12,564
*	Chart Industries Inc.	56,834	11,811
	Flowserve Corp.	151,454	11,436
	Donaldson Co. Inc.	137,217	11,234
	Allison Transmission Holdings Inc.	98,599	11,194
	CNH Industrial NV	1,029,295	10,509
	Crane Co.	56,468	10,334
	Toro Co.	114,875	10,325

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	31,732	9,805
	Timken Co.	76,503	9,791
	Oshkosh Corp.	74,254	9,653
	ESCO Technologies Inc.	30,713	8,965
	JBT Marel Corp.	61,731	8,296
	AGCO Corp.	70,815	7,951
	Terex Corp.	134,836	7,845
*	Gates Industrial Corp. plc	300,880	7,799
*	Middleby Corp.	49,781	7,717
	Federal Signal Corp.	70,374	7,509
	Enpro Inc.	24,411	7,494
	Esab Corp.	64,971	6,005
	Mueller Water Products Inc. Class A	180,714	4,556
	Atmus Filtration Technologies Inc.	97,147	4,545
	Franklin Electric Co. Inc.	45,786	4,504
	Kadant Inc.	14,017	4,474
	Standex International Corp.	14,010	3,881
*	Symbotic Inc.	78,089	3,625
	Helios Technologies Inc.	39,303	3,266
	Trinity Industries Inc.	92,276	2,993
	Kennametal Inc.	85,730	2,812
*	CECO Environmental Corp.	33,789	2,526
*	Blue Bird Corp.	35,589	2,412
	Albany International Corp. Class A	33,558	2,171
	Worthington Enterprises Inc.	37,932	2,153
*	Proto Labs Inc.	28,393	2,151
	Enerpac Tool Group Corp.	61,102	2,046
	Gorman-Rupp Co.	25,046	1,877
	Alamo Group Inc.	12,301	1,854
	Tennant Co.	20,425	1,759
*	Hillman Solutions Corp.	233,427	1,741
	Greenbrier Cos. Inc.	35,753	1,684
	Lindsay Corp.	12,382	1,353
*	Alliance Laundry Holdings Inc.	51,198	1,293
	Astec Industries Inc.	24,471	1,232
*	Graham Corp.	12,267	1,228
	Douglas Dynamics Inc.	26,609	1,185
	Miller Industries Inc.	12,797	613
*	3D Systems Corp.	165,785	592
	Aebi Schmidt Holding AG	43,626	545
	Luxfer Holdings plc	31,740	541
	Columbus McKinnon Corp.	33,105	528
*	Energy Recovery Inc.	62,063	507
*	Manitowoc Co. Inc.	39,297	465
	Hyster-Yale Inc.	11,985	435
*	Titan International Inc.	56,596	409
	Wabash National Corp.	45,882	364
*	Microvast Holdings Inc.	230,379	357
	Park-Ohio Holdings Corp.	8,956	292
			1,657,161
Marine Transportation (0.2%)
*	Kirby Corp.	63,533	8,932
	Matson Inc.	36,042	6,534
	Genco Shipping & Trading Ltd.	38,839	935
			16,401
Passenger Airlines (2.0%)
	Delta Air Lines Inc.	779,083	64,259
*	United Airlines Holdings Inc.	385,083	44,208
	Southwest Airlines Co.	553,483	23,772
*	American Airlines Group Inc.	783,716	11,474
*	Joby Aviation Inc.	697,552	8,301
*	Alaska Air Group Inc.	134,343	6,182
*	SkyWest Inc.	47,697	4,085
*	Allegiant Travel Co.	27,093	2,482
*	JetBlue Airways Corp.	353,064	1,931
*	Frontier Group Holdings Inc.	62,442	378
*	Republic Airways Holdings Inc.	16,519	336
			167,408

		Shares	Market Value ($000)
Professional Services (5.1%)
	Automatic Data Processing Inc.	477,497	105,928
	Paychex Inc.	382,460	37,091
	Verisk Analytics Inc.	155,337	27,182
	Equifax Inc.	143,134	23,730
	Broadridge Financial Solutions Inc.	138,539	21,296
	Leidos Holdings Inc.	141,975	18,144
	SS&C Technologies Holdings Inc.	250,461	16,911
	Jacobs Solutions Inc.	139,394	16,708
	TransUnion	229,008	16,388
*	Planet Labs PBC	296,341	15,155
*	CACI International Inc. Class A	26,192	13,450
	Booz Allen Hamilton Holding Corp.	142,922	11,317
	UL Solutions Inc. Class A	87,230	8,679
	Paycom Software Inc.	46,993	6,564
	Genpact Ltd.	186,124	6,133
*	Paylocity Holding Corp.	51,082	5,871
*	FTI Consulting Inc.	36,239	5,551
	Science Applications International Corp.	51,470	5,363
	KBR Inc.	150,521	5,261
*	ExlService Holdings Inc.	180,717	5,246
*	Amentum Holdings Inc.	188,394	4,376
	Korn Ferry	61,452	4,300
	Maximus Inc.	64,781	4,012
*	Innodata Inc.	36,719	3,855
*	Parsons Corp.	63,458	3,750
	Robert Half Inc.	118,355	3,484
	Exponent Inc.	58,364	3,404
*	Huron Consulting Group Inc.	19,653	2,111
*	CBIZ Inc.	61,685	2,048
*	BlackSky Technology Inc.	36,476	1,768
	ManpowerGroup Inc.	54,735	1,731
*	Willdan Group Inc.	17,098	1,553
	ICF International Inc.	21,839	1,503
	TriNet Group Inc.	32,829	1,500
*	First Advantage Corp.	93,573	1,497
	Insperity Inc.	42,467	1,464
	Concentrix Corp.	50,575	1,431
*	TIC Solutions Inc.	170,664	1,394
*	Upwork Inc.	147,749	1,303
	CRA International Inc.	7,393	1,026
	Barrett Business Services Inc.	29,106	947
	Kforce Inc.	19,993	940
*	Clarivate plc	323,600	819
*	Verra Mobility Corp.	179,930	812
*	Legalzoom.com Inc.	123,058	774
*	Resolute Holdings Management Inc.	4,731	563
	Alight Inc. Class A	543,593	512
	Kelly Services Inc. Class A	34,749	404
*	Mistras Group Inc.	22,363	393
*	Conduent Inc.	169,262	293
*	Franklin Covey Co.	11,022	261
*	Forrester Research Inc.	14,662	103
	TaskUS Inc. Class A	16,173	102
*	TrueBlue Inc.	290	2
	Resources Connection Inc.	290	1
*	TTEC Holdings Inc.	210	1
			426,405
Trading Companies & Distributors (4.5%)
	United Rentals Inc.	74,723	74,399
	WW Grainger Inc.	51,923	64,085
	Fastenal Co.	1,361,934	60,197
	Ferguson Enterprises Inc.	230,574	52,103
	WESCO International Inc.	57,741	20,854
	Watsco Inc.	41,426	15,207
	Applied Industrial Technologies Inc.	44,286	13,455
*,1	QXO Inc.	708,920	12,229
*	Core & Main Inc. Class A	222,907	11,023
	GATX Corp.	39,994	6,762

		Shares	Market Value ($000)
	MSC Industrial Direct Co. Inc. Class A	53,007	5,803
*	SiteOne Landscape Supply Inc.	52,454	5,697
	Rush Enterprises Inc. Class A	72,216	5,007
	Herc Holdings Inc.	37,591	5,000
*	Xometry Inc. Class A	52,221	4,976
	McGrath RentCorp.	29,178	3,180
	Boise Cascade Co.	42,517	2,964
*	DNOW Inc.	214,907	2,749
*	DXP Enterprises Inc.	15,185	2,203
*	NPK International Inc.	95,227	1,383
*	Transcat Inc.	10,792	912
*	Custom Truck One Source Inc.	73,927	708
	Global Industrial Co.	23,074	701
	Willis Lease Finance Corp.	3,423	606
*	Titan Machinery Inc.	25,380	554
*	BlueLinx Holdings Inc.	8,910	463
	Karat Packaging Inc.	9,764	265
*	Hudson Technologies Inc.	39,089	208
*	Alta Equipment Group Inc.	190	1
			373,694
Total Common Stocks (Cost $5,731,751)			8,328,956
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $31,758)	317,629	31,760
Total Investments (100.0%) (Cost $5,763,509)			8,360,716
Other Assets and Liabilities—Net (0.0%)			(3,522)
Net Assets (100.0%)			8,357,194
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,349.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,727 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Union Pacific Corp.	8/31/2026	BANA	27,110	(3.620)	—	(722)
Waste Connections Inc.	8/31/2026	BANA	4,610	(3.620)	—	(142)
					—	(864)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,328,956	—	—	8,328,956
Temporary Cash Investments	31,760	—	—	31,760
Total	8,360,716	—	—	8,360,716
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(864)	—	(864)